Segment Reporting - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) Segments Region	Jun. 30, 2021 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments	6
Number of geographical regions | Region	5
Net revenue	$ 28,027	$ 25,832	[1]
United States [member]
Disclosure of operating segments [line items]
Net revenue	7,239	7,071
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	3,773	2,858
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	25,063	23,669
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 2,964	$ 2,163

[1]	Amended to conform to 2022 presentation.